Net finance costs - Additional Information (Details) - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		£ 117	£ 80	£ 71
Interest related to adjusting tax provision		112
Losses on change in fair value of derivatives		4	19	0
Gains (losses) on change in fair value of derivatives		(521)	(90)	(599)
Gain (loss) on repurchase of bonds			602	129
Transaction costs on repurchase of bonds			3	7
Canada
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax provision		112	0	0
Venezeula
Disclosure Of Finance Income And Costs [Line Items]
Gains (losses) on net monetary position		63	0	0
Adjusting items which have been adjusted within net finance costs | Factory closure in switzerland
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables				(3)
Adjusting items which have been adjusted within net finance costs | Netherlands
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		66	8	16
Adjusting items which have been adjusted within net finance costs | Brazil
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		11	14	0
Adjusting items which have been adjusted within net finance costs | Indonesia
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables			11
Adjusting items which have been adjusted within net finance costs | Canada
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables			(25)
Adjusting items which have been adjusted within net finance costs | Russia
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables				(2)
Adjusting items which have been adjusted within net finance costs | Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	£ 30		61	60
Adjusting items which have been adjusted within net finance costs | CCAA Protection
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		10	11	0
Restricted cash
Disclosure Of Finance Income And Costs [Line Items]
Income on cash and cash equivalents		£ 50	112	97
Derivatives
Disclosure Of Finance Income And Costs [Line Items]
Gains (losses) on change in fair value of derivatives			£ (9)	£ (151)